Basis of Preparation - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / $	Mar. 06, 2020 $ / $	Jan. 01, 2019	Dec. 31, 2017 / $
Disclosure of Detailed Information About Investment Property [line items]
Exchange Rate	18.8600
Increase decrease in foreign currency exchange rate	7.00%
Expense relating to leases of low-value assets for which recognition exemption has been used | $	$ 5,000
Weighted average incremental borrowing rate			9.17%
Venezuela [member]
Disclosure of Detailed Information About Investment Property [line items]
Exchange Rate | / $				22,793
Foreign currency exchange [member] | Forecast [member]
Disclosure of Detailed Information About Investment Property [line items]
Exchange Rate		20.1710